The Company and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
The Company

The Company

EVERTEC, Inc. (formerly known as Carib Latam Holdings, Inc.) and its subsidiaries (collectively the “Company,” “EVERTEC,” “we,” “us,” or “our”) is the leading full-service transaction processing business in Latin America and the Caribbean. We are based in Puerto Rico and provide a broad range of merchant acquiring, payment processing and business process management services across 19 countries in the region. We process over 1.8 billion transactions annually, and manage the electronic payment network for over 4,100 automated teller machines (“ATM”) and over 104,000 point-of-sale (“POS”) payment terminals. According to the July 2013 Nilson Report, we are the largest merchant acquirer in the Caribbean and Central America and the seventh largest in Latin America based on total number of transactions. We own and operate the ATH network, one of the leading ATM and personal identification number debit networks in Latin America. In addition, we provide a comprehensive suite of services for core bank processing, cash processing and technology outsourcing in the regions we serve. We serve a broad and diversified customer base of leading financial institutions, merchants, corporations and government agencies with ‘mission critical’ technology solutions that are essential to their operations, enabling them to issue, process and accept transactions securely, and we believe that our business is well positioned to continue to expand across the fast growing Latin American region.

Our subsidiaries include EVERTEC Intermediate Holdings, LLC (“Holdings,” formerly known as Carib Holdings, Inc.), EVERTEC Group, LLC (“EVERTEC Group”), EVERTEC Dominicana SAS., EVERTEC Panamá, S.A., EVERTEC Latinoamérica, S.A., EVERTEC Costa Rica, S.A. (“EVERTEC CR”), Tarjetas Inteligentes Internacionales, S.A., EVERTEC Guatemala, S.A. and EVERTEC México Servicios de Procesamiento, S.A. de C.V.

The Company

EVERTEC, Inc. (formerly known as Carib Latam Holdings, Inc.) and its subsidiaries (collectively the “Company,” “EVERTEC,” “we,” “us,” or “our”) is the leading full-service transaction processing business in Latin America and the Caribbean. We are based in Puerto Rico and provide a broad range of merchant acquiring, payment processing and business process management services across 19 countries in the region. We are the largest merchant acquirer in the Caribbean and Central America and the sixth largest in Latin America on total number of transactions. We own and operate the ATH network, one of the leading automated teller machine (“ATM”) and personal identification number debit networks and financial services brands in Latin America. In addition, we provide a comprehensive suite of services for core bank processing, cash processing and technology outsourcing in the regions we serve. We serve a broad and diversified customer base of leading financial institutions, merchants, corporations and government agencies with ‘mission critical’ technology solutions. Our subsidiaries and affiliates include EVERTEC Intermediate Holdings, LLC (“Holdings,” formerly known as Carib Holdings, Inc.), EVERTEC Group, LLC (“EVERTEC, LLC”), Sense Software International Corp. (“Sense”), EVERTEC Dominicana SAS., EVERTEC Latinoamérica, S.A., EVERTEC Costa Rica, S.A. (“EVERTEC CR”), EVERTEC Finance Corp. (“EVERTEC Finance”), Tarjetas Inteligentes Internacionales, S.A. and EVERTEC Guatemala, S.A. (f/k/a T.I.I. Smart Solutions, S.A.), among other indirect subsidiaries.

In November 2012, T.I.I. Smart Solutions, Inc., a British Virgin Islands corporation, and direct parent company of Tarjetas Inteligentes Internacionales, S.A. and TII Smart Solutions, S. A., was merged to EVERTEC Group. As a result of this merger, EVERTEC Group is now direct parent company of Tarjetas Inteligentes Internacionales, S.A. and owner of a 50% of TII Smart Solutions, S. A. Tarjetas Inteligentes Internacionales, S.A. is the owner of the additional 50% of TII Smart Solutions, S.A.

In September 2012, EVERTEC, LLC amended its Certificate of Formation to change its name to EVERTEC Group, LLC. On April 13, 2012, EVERTEC, Inc. was formed in order to act as the new parent company of Holdings and its subsidiaries, including EVERTEC, LLC. On April 17, 2012, Holdings was converted from a Puerto Rico corporation to a Puerto Rico limited liability company. Concurrently, EVERTEC, LLC was also converted from a Puerto Rico corporation to a Puerto Rico limited liability company (the “Conversion”) for the purpose of improving its consolidated tax efficiency of EVERTEC, LLC and its subsidiaries by taking advantage of recent changes to the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), that permit limited liability companies to be treated as partnerships that are pass-through entities for Puerto Rico tax purposes. In addition, in connection with the Conversion, EVERTEC, LLC formed a new wholly owned subsidiary, EVERTEC Finance, a corporation organized under the laws of the Commonwealth of Puerto Rico, to act as co-issuer of the 11% senior notes due 2018.

On April 1, 2013 EVERTEC’s Board of Directors declared a two for one stock split of our outstanding Class A and Class B common stock. Accordingly, all shares of outstanding common stock or restricted stock, or shares of common stock underlying outstanding options, and all per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this stock split. The certificate of amendment to certificate of incorporation, which became effective on April 1, 2013, authorizes EVERTEC to issue 206,000,000 shares of common stock and 2,000,000 shares of preferred stock.

Initial Public Offering

Initial Public Offering

On April 17, 2013, the Company completed its initial public offering (“Initial Public Offering”) of 28,789,943 shares of common stock at a price to the public of $20.00 per share. A total of 6,250,000 shares were offered by the Company and a total of 22,539,943 shares were offered by selling stockholders of the Company, of which 13,739,284 shares were sold by an affiliate of Apollo Global Management, LLC (“Apollo”) and 8,800,659 shares were sold by Popular. The Company used net proceeds of approximately $117.4 million from its sale of shares in the Initial Public Offering and proceeds from borrowings under the 2013 Credit Agreement (as defined in Note 4), together with available cash on hand, to redeem its senior notes (as defined in Note 4) and to refinance its previous senior secured credit facilities.

Public Offering by Selling Stockholders

Public Offering by Selling Stockholders

On September 18, 2013, the Company completed a public offering of 23,000,000 shares of its common stock by Apollo, Popular, and certain officers and current and former employees of the Company at a price to the public of $22.50 per share. The Company did not receive any proceeds from this offering. After completion of this offering, Apollo owned approximately 9.2 million shares of our common stock, or 11.2% and Popular owned approximately 17.5 million shares of our common stock, or 21.3%.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements include the accounts of EVERTEC, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of the accompanying unaudited consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements. Actual results could differ from these estimates.

In the opinion of management, the accompanying unaudited consolidated financial statements, prepared in accordance with GAAP, contain all adjustments, all of which are normal and recurring in nature, necessary for a fair presentation. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from the unaudited consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). As these unaudited consolidated financial statements are prepared using the same accounting principles and policies used to prepare the annual financial statements, they should be read in conjunction with the audited consolidated financial statements for the fiscal year ended December 31, 2012, included in the Company’s Registration Statement on Form S-1 (File No. 333-186487) (as amended, the “Registration Statement”), which was declared effective by the SEC on April 11, 2013. The results of operations for the three and nine months ended September 30, 2013 are not necessarily indicative of the results of operations for the full year or any future period.

On April 1, 2013, EVERTEC’s Board of Directors declared a two for one stock split of our outstanding Class A and Class B common stock. Accordingly, all shares of outstanding common stock or restricted stock, or shares of common stock underlying outstanding options, and all per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this stock split, except for the par value of the common stock, which was not adjusted by the stock split and the impact was recorded as additional paid-in capital. Under the certificate of incorporation, as amended by the certificate of amendment, which became effective on April 1, 2013, EVERTEC’s authorized capital consists of 206,000,000 shares of common stock and 2,000,000 shares of preferred stock.

The Consolidated Balance Sheet as of December 31, 2012 was derived from the audited consolidated financial statements for the fiscal year ended December 31, 2012 included in the Registration Statement.

Certain reclassifications have been made to certain prior period notes to the unaudited consolidated financial statements to conform with the presentation in 2013.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts and operations of the Company, which are presented in accordance with GAAP. The Company consolidates all entities that are controlled by ownership of a majority voting interest. All significant intercompany accounts and transactions are eliminated in the consolidated financial statements.

Share-based Compensation

Share-based Compensation

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718. The fair value of the stock options granted during 2011 and 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the EVERTEC, Inc. Amended and Restated 2010 Equity Incentive Plan (the “Equity Incentive Plan”) and the Monte Carlo simulation analysis for Tranche B and Tranche C options.

Upon option exercise, participants may elect to “net share settle”. Rather than requiring the participant to deliver cash to satisfy the exercise price and statutory minimum tax withholdings, the Company withholds a sufficient number of shares to cover these amounts and delivers the net shares to the participant. The Company recognizes the associated tax withholding obligation as a reduction of additional paid-in capital.

As compensation expense is recognized, a deferred tax asset is established. At the time stock options are exercised, a current tax deduction arises based on the value at the time of exercise. This deduction may exceed the associated deferred tax asset, resulting in a “windfall tax benefit”. The windfall is recognized in the unaudited consolidated balance sheet as an increase to additional paid-in capital, and is included in the unaudited consolidated statement of cash flows as a financing inflow.

Share-based Compensation

On September 30, 2010, EVERTEC, Inc.’s board of directors adopted the Carib Holdings, Inc. 2010 Equity Incentive Plan (the “Equity Incentive Plan”) to grant stock options, rights to purchase shares, restricted stock units and other stock-based rights to employees, directors, consultants and advisors of the Company. The Company expenses employee stock-based payments under the fair value method. Accounting Standards Codification (“ASC”) 718, Compensation-Stock Compensation, which requires compensation cost for the fair value of stock-based payment at the date they are granted to be recognized over the requisite service period. The Company estimates the fair value of stock-based awards, on a contemporaneous basis, at the date they are granted using the Black-Sholes-Merton option pricing model Tranche A options (subject to service conditions) and the Monte Carlo simulation analysis for Tranche B and Tranche C options (subject to certain performance conditions) using the following assumptions: (1) stock price; (2) risk-free rate; (3) expected volatility; (4) expected annual dividend yield and (5) expected term. The risk-free rate is based on the U.S. Constant Maturities Treasury Interest Rate as of the grant date. The expected volatility is based on a combination of historical volatility and implied volatility from publicly traded companies in our industry. The expected annual dividend yield is based on management’s expectations of future dividends as of the grant date. The expected term is based on the vesting time of the options.

The fair value of the common stock underlying our awards is determined by EVERTEC, Inc.’s board of directors using an internal valuation. EVERTEC, Inc.’s board of directors intended all grants to be exercisable at a price per share be equal to the per share fair value of our common stock on the date of the grant. In the absence of a public trading market, we estimate the fair value of our common stock based on the financial performance of the Company measured using the adjusted EBITDA, calculated using the most recent quarterly information, and an acquisition multiple that Company believes is representative of the implied market value for the Company.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is determined by dividing net income (loss) by the weighted-average number of common shares outstanding during the period.

Diluted net income (loss) per common share assumes the issuance of all potentially dilutive share equivalents using the treasury stock method.

Basis of Presentation

Basis of Presentation

In the opinion of management, the accompanying consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), contain all adjustments, all of which are normal and recurring in nature, necessary for a fair presentation.

Certain prior period balances have been reclassified to conform to the current presentation format which did not have any impact on net income.

A summary of the most significant accounting policies used in preparing the accompanying consolidated and combined financial statements is as follows:

Use of Estimates

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Revenue recognition

Revenue recognition

The Company’s revenue recognition policy follows the guidance from Accounting Standards Codification (“ASC”) 605-25, “Revenue Recognition—Multiple-Element Arrangements” and Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements,” which provides guidance on the recognition, presentation, and disclosure of revenue in financial statements. The Company recognizes revenue when the following four criteria are met: (i) evidence of an agreement exists, (ii) delivery and acceptance has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collection of the selling price is reasonably assured.

For multiple deliverable arrangements, the Company evaluates each arrangement to determine if the elements or deliverables within the arrangement represent separate units of accounting pursuant to ASC 605-25. If the deliverables are determined to be separate units of accounting, revenues are recognized as units of accounting are delivered and the revenue recognition criteria are met. If the deliverables are not determined to be separate units of accounting, revenues for the delivered services are combined into one unit of accounting and recognized (i) over the life of the arrangement if all services are consistently delivered over such term, or if otherwise, (ii) at the time that all services and deliverables have been delivered. The selling price for each deliverable is based on vendor specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or management best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged when the same element is sold separately and bifurcate or allocate the arrangement consideration to each of the deliverables based on the relative selling price of each unit of accounting.

The Company has two main categories of revenues according to the type of transactions it enter into with its customers: (a) transaction-based fees and (b) fixed fees and time and material.

Transaction-based fees

The Company provides services that generate transaction-based fees. Typically transaction-based fees depend on factors such as number of accounts or transactions processed. These factors typically consist of a fee per transaction or item processed, a percentage of dollar volume processed or a fee per account on file, or some combination thereof. Revenues derived from transaction-based fee contracts are recognized when the underlying transactions are processed, which constitutes delivery of service.

Revenues from business contracts in the Merchant Acquiring segment are primarily comprised of discount fees charged to the merchants based on the sales amount of transactions processed. Revenues include a discount fee and membership fees charged to merchants and debit network fees as well as POS rental fees. Pursuant to the guidance from ASC 605-45-45, “Revenue Recognition – Principal Agent Considerations,” the Company records merchant acquiring revenues net of interchange and assessments charged by the credit and debit card network associations and recognize such revenues at the time of the sale (when a transaction is processed).

Payment processing revenues are comprised of revenues related to providing access to the ATH network and other card networks to financial institutions, and related services. Payment processing revenues also include revenues from card issuer processing services (such as credit and debit card processing, authorization and settlement, and fraud monitoring and control to debit or credit card issuers), payment processing services (such as payment and billing products for merchants, businesses and financial institutions) and EBT (which principally consists of services to the Puerto Rico government for the delivery of government benefits to participants). Revenues in the Payment Processing segment are primarily comprised of fees per transaction processed or per account on file, or a combination of both, and are recognized at the time transactions are processed or on a monthly basis for accounts on file.

Transaction-based fee revenues within the Business Solutions segment consist of revenues from business process management solutions including core bank processing, business process outsourcing, item and cash processing, and fulfillment. Transaction-based fee revenues generated by the Company’s core bank processing services are derived from fees based on various factors such as the number of accounts on file (e.g., savings or checking accounts, loans, etc.), and the number of transactions processed or registered users (e.g., for online banking services). For services dependent on the number of transactions processed, revenues are recognized as the underlying transactions are processed. For services dependent on the number of users or accounts on file, revenues are recognized on a monthly basis based on the number of accounts on file each month. Item and cash processing revenues are based upon the number of items (e.g., checks) processed and revenues are recognized when the underlying item is processed. Fulfillment services include technical and operational resources for producing and distributing print documents such as statements, bills, checks and benefits summaries.

Fulfillment revenues are based upon the number of pages for printing services and the number of envelopes processed for mailing services. Revenues are recognized as services are delivered based on a fee per page printed or envelope mailed, as applicable.

Fixed fees and time and material

Also the Company provides services that generate a fixed fee per month or fees based on time and expenses incurred. These services are mostly provided in the Company’s Business Solutions segment. Revenues are generated from core bank solutions, network hosting and management and IT consulting services.

In core bank solutions, the Company mostly provides access to applications and services such as back-up or recovery, hosting and maintenance that enable a bank to operate the related hosted services accessing the Company’s IT infrastructure. These contracts generally contain multiple elements or deliverables which are evaluated by the Company and revenues are recognized according to the applicable guidance. Revenues are derived from fixed fees charged for the use of hosted services and are recognized on a monthly basis as delivered. Set-up fees are billed to the customer when the service is rendered; however, they are deferred and recognized as revenues over the term of the arrangement or the expected period of the customer relationship, whichever is longer, as set-up services rarely provide value to the customer on a stand-alone basis and are interrelated with the service to be provided under the contract.

In network hosting and management, the Company provides hosting services for network infrastructure at the Company’s facilities, automated monitoring services, maintenance of call centers, and interactive voice response solutions, among other related services. Revenues are primarily derived from monthly fees as services are delivered. Set-up fees are billed up-font to the customer when the set-up service is rendered; however, they are deferred and recognized as revenues over the term of the arrangement or the expected period of the customer relationship, whichever is longer, as set-up services rarely provide value to the customer on a stand-alone basis and are interrelated with the service to be provided under the contract. There are some arrangements under this line of service category that may contain undelivered elements. In such cases, the undelivered elements are evaluated and recognized when the services are delivered or at the time that all deliverables under the contract have been delivered.

IT consulting services primarily consist of time billings based upon the number of hours dedicated to each client. Revenues from time billings are recognized as services are delivered.

The Company also charges members of the ATH network an annual membership fee; however, these fees are deferred and recognized as revenues on a straight-line basis over the year and recorded in the Payment Processing segment. In addition, occasionally the Company acts as a reseller of hardware and software products and revenues from these resale transactions are recognized when such product is delivered and accepted by the client.

Service level arrangements

The Company’s service contracts may include service level arrangements (“SLA”) generally allowing the customer to receive a credit for part of the service fee when the Company has not provided the agreed level of services. The SLA performance obligation is committed on a monthly basis, thus SLA performance is monitored and assessed for compliance with arrangements on a monthly basis, including determination and accounting for its economic impact, if any.

Investment in Equity Investee

Investment in Equity Investee

The Company accounts for investments using the equity method of accounting if the investment provides the Company the ability to exercise significant influence, but not control, over an investee. Significant influence is generally deemed to exist if the Company has an ownership interest in the voting stock of an investor of between 20 percent and 50 percent, although other factors are considered in determining whether the equity method of accounting is appropriate. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net income or losses as they occur. The Company’s share of investee earnings or losses is recorded, net of taxes, within earnings in equity method investment caption in the consolidated statements of income and comprehensive income. The Company’s consolidated revenues include fees for services provided to an investee accounted under the equity method. Additionally, the Company’s interest in the net asset of its equity method investee is reflected in the consolidated balance sheets. On the acquisition of the investment any difference between the cost of the investment and the amount of the underlying equity in net assets of an investee is required to be accounted as if the investee were a consolidated subsidiary. If the difference is assigned to depreciable or amortizable assets or liabilities, then the difference should be amortized or accreted in connection with the equity earnings based on the Company’s proportionate share of the investee’s net income or loss. If the investor is unable to relate the difference to specific accounts of the investee, the difference should be considered to be goodwill.

The Company considers whether the fair values of its equity method investment have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If the Company considered any such decline to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the investee’s industry), then the Company would record a write-down to estimated fair value.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method and expensed over their estimated useful lives. Amortization of leasehold improvements is computed over the terms of the respective leases, including renewal options considered by management to be reasonably assured of being exercised, or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred.

Impairment on Long-lived Asset

Impairment on Long-lived Asset

Long-lived assets to be held and used, and long-lived assets to be disposed of, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Capitalization of Software

Capitalization of Software

EVERTEC, LLC develops software that is used in providing processing services to customers. Capitalized software includes purchased software and internally-developed software and is recognized as software packages within the other intangible assets line item in the consolidated balance sheets. Capitalization of internally developed software occurs only after the preliminary project stage is complete and management’s estimation that the likehood of successful development and implementation reaches a provable level. Tasks that are generally capitalized are as follows: (a) system design of a chosen path including software configuration and software interfaces; (b) employee costs directly associated with the internal-use computer software project; (c) software development (coding) and software and system testing and verification; (d) system installation; and (e) enhancements that add function and are considered permanent. These tasks are capitalized and amortized using the straight line method over its estimated useful life, which range from three to five years and is included in depreciation and amortization in the consolidated statements of income and comprehensive income.

The Company capitalizes interest costs incurred in the development of software. The amount of interest capitalized is an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is based on a weighted average rate on the Company’s outstanding borrowing. For the years ended December 31, 2012 and 2011, interest cost capitalized amounted to approximately $0.4 million in both periods.

Software and Maintenance Contracts

Software and Maintenance Contracts

Software and maintenance contracts are recorded at cost. Amortization of software and maintenance contracts is computed using the straight-line method and expensed over their estimated useful lives which range from one to five years and are recognized in cost of revenues in the consolidated statements of income and comprehensive income.

Software and maintenance contracts are recognized as prepaid expenses and other assets or within other long-term assets depending on their remaining useful lives.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price and related costs over the value assigned to net assets acquired. Goodwill is not amortized, but is tested for impairment at least annually. Last year, the goodwill impairment test used was a two-step process at each reporting unit level. The first step used to identify potential impairment, compared the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeded its carrying amount, goodwill of the reporting unit was not considered impaired and the second step of the impairment test was unnecessary. If needed, the second step consisted of comparing the implied fair value of the reporting unit with the carrying amount of that goodwill.

In 2012, the Company used a “qualitative assessment” option or “step zero” for the goodwill impairment test for all of its reporting units. With this process, the Company first assesses whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount. If the answer is no, then the fair value of the reporting unit does not need to be measured, and step one and step two are bypassed. In assessing the fair value of a reporting unit, which is based on the nature of the business and reporting unit’s current and expected financial performance, the Company uses a combination of factors such as general macroeconomic conditions, industry and market conditions, overall financial performance and the entity and reporting unit specific events.

For the years ended December 31, 2012 and 2011, no impairment losses associated with goodwill were recognized.

Other identifiable intangible assets with a definitive useful life are amortized using the straight-line method. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. For the years ended December 31, 2012 and 2011, no impairment losses associated with other intangible assets subject to amortization were recognized.

Other identifiable intangible assets with a definitive useful life acquired in connection with the merger transaction (the “Merger”) on September 30, 2010, through which EVERTEC Group became a wholly-owned subsidiary of Holdings, which in turn is a subsidiary of EVERTEC, Inc. with affiliates of Apollo and Popular owning approximately 51% and 49%, respectively, of the outstanding voting capital stock of EVERTEC, Inc., include customer relationship, trademark, software packages and non-compete agreement. Customer relationship was valued using the excess earnings method under the income approach. Trademark was valued using the relief-from-royalty method under the income approach. Software packages, which include capitalized software development costs, were recorded at cost. Non-compete agreement was valued based on the estimated impact that theoretical competition would have on revenues and expenses.

Indemnification Assets

Indemnification Assets

Indemnification assets represent the Company’s estimates of payments from Popular related to expected losses on services provided to certain common customers of the Company and Popular, and for certain incremental software and license costs expected to be incurred by the Company (see Note 19) during the five years following the Merger date. Indemnification assets are recorded at the fair value of the expected cash flows. The indemnification asset decreases by the payments received from Popular and is subsequently adjusted to reflect the asset at fair value. The fair value adjustment, if any, is included in current period earnings. As of December 31, 2012 and 2011, the Company’s indemnification related to the software amounted to $6.1 million and $7.1 million, respectively. The current portion of the indemnification assets is included within accounts receivable, net and the other long-term portion is included within other long-term assets in the accompanying consolidated balance sheets. During 2012, the agreement for reimbursement of expected costs with Popular expired. Therefore, no fair value was recorded as of December 31, 2012. As of December 31, 2011, the fair value of indemnification asset related to the reimbursements for services provided to the common customers amounted to $0.4 million. For the years ended December 31, 2012 and 2011, the Company recorded a gain amounting to $1.0 million and a loss of $0.8 million, respectively, related to the reimbursements for services provided to the common customers and a gain of $33,000 and $0.5 million, respectively, related to the software.

Derivatives

Derivatives

Derivatives are recognized on the balance sheet at fair value and are designated as either fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive loss and subsequently reclassified to net income in the same period(s) that the hedged transaction impacts earnings. The ineffective portions of cash flow hedges are immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings. The Company did not have any derivatives outstanding as of December 31, 2012 and 2011.

Income Tax

Income Tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income and comprehensive income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. A deferred tax valuation allowance is established if it is considered more likely than not that all or a portion of the deferred tax asset will not be realized.

All companies within EVERTEC are legal entities which file separate income tax returns.

Cash		Cash Cash includes cash on hand and in banks.
Restricted Cash

Restricted Cash

Restricted cash represents cash received on deposits from participating institutions of the ATH network that has been segregated for the development of the ATH brand. Also, restricted cash includes certain cash collected from the Ticketpop business and a reserve account for payment and transaction processing services to merchants. The restrictions of these accounts are based on contractual provisions entered into with third parties. This cash is maintained in separate accounts at a financial institution in Puerto Rico.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided for based on the estimated uncollectible amounts of the related receivables. The estimate is primarily based on a review of the current status of specific accounts receivable. Receivables are considered past due if full payment is not received by the contractual date. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive loss, except for highly inflationary environments for which the effects are included in the statement of income and comprehensive income. Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

JOBS Act

JOBS Act

We qualifies as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”), which was signed into law on April 5, 2012. As an “emerging growth company” under the JOBS Act, EVERTEC is permitted to, and intends to, rely on exemptions from certain reporting and disclosure requirements. Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended, for complying with new or revised accounting standards until those standards would otherwise apply to private companies. However, we has chosen to “opt out” of such extended transition period, and as a result, we will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. The decision to opt out of the extended transition period is irrevocable.